Statements Of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Millburn Multi-Markets Fund L.P. [Member]
NET INVESTMENT LOSS ALLOCATED FROM THE MASTER FUND
INCOME - interest income	$ 318,147	$ 345,473
Expenses:
Management fees	4,581,555	3,643,500
Brokerage commissions	796,960	494,299
Selling commissions and platform fees	3,389,251	2,530,363
Administrative and operating expenses	1,072,589	1,015,504
Custody fees	51,065	31,049
Total expenses	9,891,420	7,714,715
Operating expenses borne by General Partner		(59,807)
Net expenses	9,891,420	7,654,908
Net investment loss allocated from the Master Fund	(9,573,273)	(7,309,435)
Net realized gains (losses) on closed positions:
Futures and forward currency contracts	(12,924,668)	(2,954,102)
Foreign exchange translation	(97,631)	301
Net change in unrealized:
Futures and forward currency contracts	(1,881,438)	(1,198,682)
Foreign exchange translation	12,466	(15,382)
Net gains (losses) from U.S. Treasury notes:
Realized	(28,432)	2,823
Net change in unrealized	50,323	(43,230)
Net realized and unrealized losses allocated from the Master Fund	(14,869,380)	(4,208,272)
NET LOSS	(24,442,653)	(11,517,707)
LESS PROFIT SHARE ALLOCATION FROM THE MASTER FUND		2,595
NET LOSS AFTER PROFIT SHARE ALLOCATION	(24,442,653)	(11,520,302)
Millburn Multi-Markets Trading L.P. [Member]
NET INVESTMENT LOSS ALLOCATED FROM THE MASTER FUND
INCOME - interest income	475,720	703,919
Expenses:
Management fees	6,107,782	6,470,138
Brokerage commissions	1,173,331	994,569
Selling commissions and platform fees	3,423,339	2,530,363
Administrative and operating expenses	1,430,338	1,487,037
Custody fees	73,896	63,347
Total expenses	12,208,686	11,545,454
Operating expenses borne by General Partner	(66,814)	(75,183)
Net expenses	12,141,872	11,470,271
Net investment loss allocated from the Master Fund	(11,666,152)	(10,766,352)
Net realized gains (losses) on closed positions:
Futures and forward currency contracts	(19,392,968)	(2,470,436)
Foreign exchange translation	(144,948)	(136,628)
Net change in unrealized:
Futures and forward currency contracts	(5,120,508)	(4,934,382)
Foreign exchange translation	23,985	20,096
Net gains (losses) from U.S. Treasury notes:
Realized	(37,060)	(7,267)
Net change in unrealized	64,339	(50,686)
Net realized and unrealized losses allocated from the Master Fund	(24,607,160)	(7,579,303)
NET LOSS	(36,273,312)	(18,345,655)
LESS PROFIT SHARE TO GENERAL PARTNER	249,770	61,668
NET LOSS AFTER PROFIT SHARE ALLOCATION	$ (36,523,082)	$ (18,407,323)